OTHER FINANCIAL ITEMS (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Financial Items [Abstract]
Gain/(loss) on foreign currency translation	$ 3.8	$ (0.4)